Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of Employee Benefits
	Consolidated Group
	2022 A$	2021 A$
Employee benefits
Current	473,006	384,914
Non Current	25,988	10,557
	498,994	395,471